Post balance sheet events (Details) - Agreement with the trustees of the Main Section of the Group pension scheme £ in Millions	Feb. 06, 2023 GBP (£)
Post balance sheet events
Maximum amount of contribution, not expected to be required	£ 471
Amount of assets to hold as per new legal structure	£ 471